Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Mid Cap Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 1.8%
Entertainment — 1.8%
Live Nation Entertainment Inc.	200,000	$29,090,000 *

Consumer Discretionary — 12.8%
Diversified Consumer Services — 1.2%
Service Corp. International	238,000	19,142,340
Hotels, Restaurants & Leisure — 5.8%
Churchill Downs Inc.	325,000	31,967,000
Expedia Group Inc.	114,000	30,191,760
Light & Wonder Inc.	270,000	31,353,636 *(a)
Total Hotels, Restaurants & Leisure		93,512,396
Household Durables — 1.6%
Mohawk Industries Inc.	224,000	26,517,120 *
Specialty Retail — 4.2%
Chewy Inc., Class A Shares	1,100,000	32,021,000 *
Ross Stores Inc.	119,000	22,449,350
Valvoline Inc.	375,000	12,270,000 *
Total Specialty Retail		66,740,350

Total Consumer Discretionary		205,912,206
Consumer Staples — 5.5%
Consumer Staples Distribution & Retail — 5.5%
Casey’s General Stores Inc.	80,000	48,520,000
Performance Food Group Co.	409,000	39,039,050 *

Total Consumer Staples		87,559,050
Energy — 6.6%
Energy Equipment & Services — 2.8%
Archrock Inc.	557,000	16,481,630
Baker Hughes Co.	509,000	28,524,360
Total Energy Equipment & Services		45,005,990
Oil, Gas & Consumable Fuels — 3.8%
Diamondback Energy Inc.	73,000	11,968,350
EQT Corp.	850,000	49,070,500
Total Oil, Gas & Consumable Fuels		61,038,850

Total Energy		106,044,840
Financials — 13.2%
Banks — 3.7%
Fifth Third Bancorp	335,000	16,823,700
PNC Financial Services Group Inc.	114,000	25,456,200
UMB Financial Corp.	135,000	17,163,900
Total Banks		59,443,800
Capital Markets — 5.1%
Ares Management Corp., Class A Shares	137,000	20,504,790
Coinbase Global Inc., Class A Shares	34,000	6,621,160 *
Houlihan Lokey Inc.	116,000	19,525,120
Raymond James Financial Inc.	208,000	34,498,880
Total Capital Markets		81,149,950
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 4.4%
Arch Capital Group Ltd.	320,000	$30,732,800 *
Hartford Insurance Group Inc.	296,000	39,977,760
Total Insurance		70,710,560

Total Financials		211,304,310
Health Care — 10.4%
Biotechnology — 1.3%
Argenx SE, ADR	25,000	21,012,500 *
Health Care Equipment & Supplies — 3.2%
Insulet Corp.	54,000	13,813,740 *
STERIS PLC	142,000	37,289,200
Total Health Care Equipment & Supplies		51,102,940
Health Care Providers & Services — 1.3%
Tenet Healthcare Corp.	108,000	20,442,240 *
Health Care Technology — 0.8%
Doximity Inc., Class A Shares	360,000	13,489,200 *
Life Sciences Tools & Services — 3.8%
Bio-Techne Corp.	501,000	32,109,090
ICON PLC	162,000	29,200,500 *
Total Life Sciences Tools & Services		61,309,590

Total Health Care		167,356,470
Industrials — 21.0%
Aerospace & Defense — 2.7%
Axon Enterprise Inc.	13,200	6,383,256 *
CAE Inc.	896,000	28,707,840 *
Leonardo DRS Inc.	200,000	8,212,000
Total Aerospace & Defense		43,303,096
Building Products — 1.7%
Resideo Technologies Inc.	800,000	27,408,000 *
Commercial Services & Supplies — 4.0%
Casella Waste Systems Inc., Class A Shares	187,000	18,864,560 *
Clean Harbors Inc.	173,000	44,964,430 *
Total Commercial Services & Supplies		63,828,990
Construction & Engineering — 4.4%
API Group Corp.	1,160,000	48,221,200 *
WillScot Holdings Corp.	1,120,000	22,433,600
Total Construction & Engineering		70,654,800
Electrical Equipment — 4.4%
Regal Rexnord Corp.	271,000	43,766,500
Vertiv Holdings Co., Class A Shares	145,000	26,996,100
Total Electrical Equipment		70,762,600
Ground Transportation — 0.5%
XPO Inc.	58,000	8,590,380 *
Trading Companies & Distributors — 3.3%
Ferguson Enterprises Inc.	126,000	31,809,960
QXO Inc.	400,000	8,872,000 *
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2026 Quarterly Report

 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
United Rentals Inc.	16,000	$12,512,960
Total Trading Companies & Distributors		53,194,920

Total Industrials		337,742,786
Information Technology — 11.8%
Electronic Equipment, Instruments & Components — 3.0%
Teledyne Technologies Inc.	78,000	48,383,400 *
Semiconductors & Semiconductor Equipment — 2.0%
Microchip Technology Inc.	412,000	31,279,040
Software — 6.0%
AppLovin Corp., Class A Shares	53,000	25,074,830 *
Bentley Systems Inc., Class B Shares	425,000	14,926,000
Dynatrace Inc.	581,000	22,130,290 *
Rubrik Inc., Class A Shares	365,000	20,421,750 *
Tyler Technologies Inc.	37,000	13,667,800 *
Total Software		96,220,670
Technology Hardware, Storage & Peripherals — 0.8%
GPGI Inc.	556,811	13,124,035 *

Total Information Technology		189,007,145
Materials — 4.2%
Containers & Packaging — 4.2%
Crown Holdings Inc.	355,000	37,161,400
International Paper Co.	760,000	30,643,200

Total Materials		67,804,600
Real Estate — 5.2%
Real Estate Management & Development — 2.5%
CoStar Group Inc.	285,000	17,527,500 *
Jones Lang LaSalle Inc.	62,000	22,190,420 *
Total Real Estate Management & Development		39,717,920
Retail REITs — 1.7%
NNN REIT Inc.	676,000	28,168,920
Specialized REITs — 1.0%
SBA Communications Corp.	87,000	16,017,570

Total Real Estate		83,904,410
Utilities — 6.4%
Electric Utilities — 2.7%
PPL Corp.	1,200,000	43,500,000
Independent Power and Renewable Electricity Producers — 1.9%
Vistra Corp.	195,000	30,878,250
Multi-Utilities — 1.8%
DTE Energy Co.	214,000	28,757,320

Total Utilities		103,135,570
Total Investments before Short-Term Investments (Cost — $1,062,907,713)		1,588,861,387
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	9,765,759	$9,765,759 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	9,765,760	9,765,760 (b)(c)

Total Short-Term Investments (Cost — $19,531,519)			19,531,519
Total Investments — 100.1% (Cost — $1,082,439,232)			1,608,392,906
Liabilities in Excess of Other Assets — (0.1)%			(2,342,255)
Total Net Assets — 100.0%			$1,606,050,651

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $9,765,760 and the cost was $9,765,760 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$174,558,570	$31,353,636	—	$205,912,206
Other Common Stocks	1,382,949,181	—	—	1,382,949,181
Total Long-Term Investments	1,557,507,751	31,353,636	—	1,588,861,387
Short-Term Investments†	19,531,519	—	—	19,531,519
Total Investments	$1,577,039,270	$31,353,636	—	$1,608,392,906

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$14,778,436	$41,744,347	41,744,347	$46,757,023	46,757,023

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$124,977	—	$9,765,760

ClearBridge Mid Cap Fund 2026 Quarterly Report